Commodity Derivative Financial Instruments - Schedule of Changes in Fair Value of Company's Commodity Derivative Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on commodity derivative instruments	$ 10,984	$ 10,726	$ 5,675	$ 1,852	$ 16,648	$ (4,418)
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain (loss) of open non-hedge derivative instruments	6,655	8,783	7,051	370	8,121	(13,134)
Realized gain (loss) on settlement of non-hedge derivative instruments	$ 4,329	$ 1,943	$ (1,376)	$ 1,482	$ 8,527	$ 8,716